Condensed Financial Information of the Parent Company - Schedule of Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Mar. 07, 2018
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Issued	14,630,813	14,630,813
Preferred Stock, Shares Outstanding	14,630,813	14,630,813
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	99,502,243	99,502,243
Common Stock, Shares, Outstanding	99,502,243	99,502,243
Parent Company
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Issued	14,630,813	14,630,813
Preferred Stock, Shares Outstanding	14,630,813	14,630,813
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares, Issued	99,502,243	99,502,243
Common Stock, Shares, Outstanding	99,502,243	99,502,243